Related Party Transactions (Details) - Schedule of Transactions with Related Parties - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Mahindra & Mahindra Financial Services Limited [Member]
Related Party Transaction [Line Items]
Interest expense	$ 12,427	$ 10,674	$ 38,203	$ 79,081
Interest income	5,548	2,393	11,224	12,122	$ 16,860	$ 15,804
Debt - principal repayment	66,525	48,608	119,576	206,116	2,379,531	251,700
Debt - foreclosure charges		(16,899)	153	1,090,929	95,120	1,123,384
Yard Management Services Limited [Member]
Related Party Transaction [Line Items]
Parking charges	241,866		241,866
Mahindra First Choice Wheels Ltd [Member]
Related Party Transaction [Line Items]
Proceeds from sale of property and equipment		(430,884)		3,234,501	3,388,479	3,187,157
Advance received for sale of property and equipment		(124,403)			(3,327,732)
Credit notes against sale of property and equipment			3,144
Mahindra First Choice Wheels (MH) [Member]
Related Party Transaction [Line Items]
Legal Fees		$ (74)		$ 674	$ (2,943)	$ (668)